GOODWILL AND INTANGIBLE ASSETS: (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Trademarks	Dec. 31, 2010 Trademarks
Changes in carrying amount of trademarks
Original cost	$ 193,767	$ 193,767
Accumulated impairment losses, balance at the beginning of the period			(18,743)	(18,743)
Carrying amount, balance at the beginning of the period			175,024	175,024
Current year impairment losses			0
Carrying amount, balance at the end of the period			175,024	175,024
Accumulated impairment losses, balance at the end of the period			$ (18,743)	$ (18,743)